EARNINGS PER SHARE (Schedule of Weighted Average Shares Used in Earnings Per Share) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic weighted average number of shares outstanding	20,418	20,769	20,813